Other Accounts Receivable - Summary of Consolidated Other Accounts Receivable (Detail) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous current assets [abstract]
Non-trade accounts receivable	$ 1,918	$ 2,527
Interest and notes receivable	1,125	1,286
Current portion of valuation of derivative financial instruments	1,056	236
Loans to employees and others	233	188
Refundable taxes	638	1,001
Other accounts receivable	$ 4,970	$ 5,238